Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 18, 2017
Document Effective Date	Sep. 18, 2017
Prospectus Date	Sep. 18, 2017
Pacific Capital Tax-Free Securities Fund | Class Y
Prospectus:
Trading Symbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Prospectus:
Trading Symbol	PTFSX